Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.5%
80,279		iShares Core MSCI Emerging Markets ETF	$4,061,315	1.0
37,589		iShares Core U.S. Aggregate Bond ETF	4,309,579	1.0
149,770		Schwab U.S. TIPS ETF	8,661,199	2.1
177,236		Vanguard Global ex-U.S. Real Estate ETF	10,192,842	2.4
111,539		Vanguard Real Estate ETF	10,476,858	2.5
80,866		Vanguard Russell 1000 Growth ETF	14,948,889	3.5

		Total Exchange-Traded Funds
		(Cost $49,169,736)	52,650,682	12.5

MUTUAL FUNDS: 85.9%
		Affiliated Investment Companies: 85.9%
2,263,174		Voya Floating Rate Fund - Class I	21,477,521	5.1
4,401,434		Voya Global Bond Fund - Class R6	42,781,941	10.2
2,688,538		Voya High Yield Bond Fund - Class R6	21,508,305	5.1
4,056,141		Voya Intermediate Bond Fund - Class R6	42,792,287	10.2
2,194,043		Voya Large Cap Value Fund - Class R6	27,359,714	6.5
474,962		Voya Large-Cap Growth Fund - Class R6	23,372,883	5.6
258,731	(1)	Voya MidCap Opportunities Fund - Class R6	6,401,002	1.5
2,293,996		Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,399,672	6.8
2,166,718		Voya Multi-Manager International Equity Fund - Class I	24,895,595	5.9
6,194,703		Voya Multi-Manager International Factors Fund - Class I	58,725,789	14.0
657,299		Voya Multi-Manager Mid Cap Value Fund - Class I	6,257,488	1.5
571,413		Voya Small Company Fund - Class R6	8,371,194	2.0
1,646,591		Voya Strategic Income Opportunities Fund - Class R6	17,042,221	4.0
2,505,330		Voya U.S. High Dividend Low Volatility Fund - Class R6	31,567,158	7.5

		Total Mutual Funds (Cost $362,751,039)	360,952,770	85.9

		Total Long-Term Investments (Cost $411,920,775)	413,603,452	98.4

SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
3,617,498	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%
		(Cost $3,617,498)	3,617,498	0.9

		Total Short-Term Investments
		(Cost $3,617,498)	3,617,498	0.9

		Total Investments in Securities (Cost $415,538,273)	$417,220,950	99.3
		Assets in Excess of Other Liabilities	3,132,132	0.7
		Net Assets	$420,353,082	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2020.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$52,650,682	$–	$–	$52,650,682
Mutual Funds	360,952,770	–	–	360,952,770
Short-Term Investments	3,617,498	–	–	3,617,498
Total Investments, at fair value	$417,220,950	$–	$–	$417,220,950
Other Financial Instruments+
Forward Foreign Currency Contracts	–	703,684	–	703,684
Futures	1,781,233	–	–	1,781,233
Total Assets	$419,002,183	$703,684	$–	$419,705,867
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,160,167)	$–	$(1,160,167)
Futures	(430,548)	–	–	(430,548)
Written Options	–	(389,278)	–	(389,278)
Total Liabilities	$(430,548)	$(1,549,445)	$–	$(1,979,993)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$21,255,513	$263,461	$(336,006)	$294,553	$21,477,521	$263,461	$1,561	$—
Voya Global Bond Fund - Class R6	42,823,279	509,799	(534,469)	(16,668)	42,781,941	509,949	15,531	—
Voya High Yield Bond Fund - Class R6	21,453,112	310,575	(306,820)	51,438	21,508,305	310,676	3,094	—
Voya Intermediate Bond Fund - Class R6	42,567,794	424,974	(626,453)	425,972	42,792,287	390,755	23,546	34,353
Voya Large Cap Value Fund - Class R6	28,125,704	2,058,049	(2,004,596)	(819,443)	27,359,714	115,111	68,314	1,942,939
Voya Large-Cap Growth Fund - Class R6	24,051,066	1,035,277	(2,040,042)	326,582	23,372,883	149,046	744,199	886,231
Voya MidCap Opportunities Fund - Class R6	6,508,678	373,073	(556,745)	75,996	6,401,002	—	41,707	373,073
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,947,257	678,653	(1,920,923)	(305,315)	28,399,672	518,296	488,304	160,358
Voya Multi-Manager International Equity Fund - Class I	25,937,420	514,327	(1,656,252)	100,100	24,895,595	514,327	(19,368)	—
Voya Multi-Manager International Factors Fund - Class I	60,928,416	1,902,248	(3,039,510)	(1,065,365)	58,725,789	1,902,248	99,483	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,642,697	612,073	(596,821)	(400,461)	6,257,488	73,673	(22,236)	538,400
Voya Small Company Fund - Class R6	8,838,082	10,883,797	(11,559,873)	209,188	8,371,194	19,460	98,733	—
Voya Strategic Income Opportunities Fund - Class R6	17,101,969	173,881	(328,494)	94,865	17,042,221	173,956	4,999	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	32,534,671	545,850	(1,874,281)	360,918	31,567,158	187,255	490,311	358,595
	$368,715,658	$20,286,039	$(27,381,287)	$(667,640)	$360,952,770	$5,128,213	$2,038,179	$4,293,948

At January 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,836,702	SGD	11,900,000	BNP Paribas	02/05/20	$116,188
USD	15,572,708	GBP	11,800,000	Brown Brothers Harriman & Co.	02/05/20	(9,575)
SEK	263,300,000	USD	28,167,203	Citigroup Global Markets	02/05/20	(815,508)
NZD	13,800,000	USD	9,255,508	Morgan Stanley Capital Services LLC	02/05/20	(335,084)
USD	9,549,077	CAD	12,400,000	Morgan Stanley Capital Services LLC	02/05/20	179,286
CHF	13,300,000	USD	13,746,955	The Bank of New York Mellon	02/05/20	62,104
USD	10,966,427	JPY	1,185,500,000	The Bank of New York Mellon	02/05/20	24,980
USD	7,349,926	AUD	10,500,000	The Bank of New York Mellon	02/05/20	321,126
						$(456,483)

At January 31, 2020, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	55	03/20/20	$4,440,425	$(82,055)
S&P 500® E-Mini	412	03/20/20	66,414,400	39,943
U.S. Treasury Ultra Long Bond	45	03/20/20	8,715,938	281,165
			$79,570,763	$239,053
Short Contracts:
EURO STOXX 50® Index	(716)	03/20/20	(28,896,647)	1,145,012
Tokyo Price Index (TOPIX)	(141)	03/12/20	(21,848,461)	315,113
U.S. Treasury 10-Year Note	(66)	03/20/20	(8,689,313)	(139,860)
U.S. Treasury 5-Year Note	(152)	03/31/20	(18,288,688)	(208,633)
			$(77,723,109)	$1,111,632

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

At January 31, 2020, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI EAFE ETF	Citibank N.A.	Call	03/05/20	USD	68 .640	362,762	USD	24,479,180	$485,557	$(241,249)
iShares MSCI Emerging Markets ETF	HSBC Bank PLC	Call	02/20/20	USD	45 .970	200,131	USD	8,427,516	166,529	(5,077)
S&P 500® Index	Credit Suisse International	Call	02/20/20	USD	3,316 .810	7,025	USD	22,659,278	274,947	(59,104)
SPDR® S&P MidCap 400® ETF	UBS AG	Call	03/05/20	USD	373 .000	18,499	USD	6,760,645	129,336	(83,848)
									$1,056,369	$(389,278)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $416,036,877.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,718,490
Gross Unrealized Depreciation	(14,402,797)

Net Unrealized Appreciation	$3,315,693